Schedule H, Line 4i: Schedule of Assets (Held at End of Year) (Details) - EBP 034	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	034
Entity tax identification number	46-4559529
Participant Loans	$ 1,036,507
Total assets	$ 25,207,168
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Fixed interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Fixed interest rate	9.50%
Investment, Identifier [Axis]: American Funds Growth Fund of Amer R6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 1,267,450
Investment, Identifier [Axis]: BlackRock LifePath Index 2030 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,860,448
Investment, Identifier [Axis]: BlackRock LifePath Index 2035 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,296,417
Investment, Identifier [Axis]: BlackRock LifePath Index 2040 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,502,384
Investment, Identifier [Axis]: BlackRock LifePath Index 2045 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	948,167
Investment, Identifier [Axis]: BlackRock LifePath Index 2050 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,083,757
Investment, Identifier [Axis]: BlackRock LifePath Index 2055 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,369,916
Investment, Identifier [Axis]: BlackRock LifePath Index 2060 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	435,286
Investment, Identifier [Axis]: BlackRock LifePath Index 2065 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	463,307
Investment, Identifier [Axis]: BlackRock LifePath Index 2070 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,736
Investment, Identifier [Axis]: BlackRock LifePath Index Retirement Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,064,121
Investment, Identifier [Axis]: Fidelity 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,403,930
Investment, Identifier [Axis]: Fidelity Government Money Market Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	12,508
Investment, Identifier [Axis]: Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	207,294
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	168,329
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	128,217
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	158,715
Investment, Identifier [Axis]: Great Gray Europacific Trust Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	110,234
Investment, Identifier [Axis]: Large Cap Value Fund II Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	51,181
Investment, Identifier [Axis]: Lord Abbett Core Bond CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	99,393
Investment, Identifier [Axis]: MassMutual Stable Value Core
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,588,308
Investment, Identifier [Axis]: Mid Cap Growth Fund II Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	91,330
Investment, Identifier [Axis]: Mid Cap Value Fund Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	23,882
Investment, Identifier [Axis]: PIMCO Income Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	88,524
Investment, Identifier [Axis]: Rayonier Advanced Materials Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	545,884
Investment, Identifier [Axis]: Small Cap Growth Fund Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	130,615
Investment, Identifier [Axis]: Small Cap Value Fund III Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 66,328